Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Concentrations and Risks
Summary of concentration of risk

	For the year ended
	December 31,
Revenues	2023	2024		2025
Customer A	10%	*	%	*
Customer C	19%	22%		21%
Customer D	*	12		*	%
*	Less than 10% of our total revenues or accounts receivable.

Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentrations and Risks
Summary of concentration of risk

	As of
	December 31,
Accounts receivable	2024	2025
Customer B	10%	*
Customer C	26%	32%
Customer D	14%	*
Customer E	* %	13%
*	Less than 10% of our total revenues or accounts receivable.

Cash & cash equivalents, restricted cash and short-term investments | Credit Risk [Member]
Concentrations and Risks
Summary of concentration of risk

	For the year ended
	December 31
Cash & cash equivalents, restricted cash and short-term investments	2024	2025
Bank E	84%	79%
Bank F	15%	20%